Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001944831
Registrant Name	Willow Tree Capital Corp
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES